Structured Entities - Interests in Unconsolidated Structured Entities and Maximum Exposure to Loss (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Interests in unconsolidated structured entities recognized in:
Trading assets	¥ 3,169,123	¥ 3,776,671
Investment securities	20,495,075	19,073,937
Loans and advances	85,129,070	95,273,845
Assets held for sale	5,651,950	134,307
Securitisation [Member]
Interests in unconsolidated structured entities recognized in:
Trading assets	10,157
Investment securities	64,113	6,716
Loans and advances	1,921,725	1,919,703
Assets held for sale	32,755
Total	2,028,750	1,926,419
Maximum exposure to loss from interests in unconsolidated structured entities	2,925,137	2,495,428
Investment funds [Member]
Interests in unconsolidated structured entities recognized in:
Trading assets	68,639	87,639
Investment securities	1,055,971	1,162,195
Total	1,124,610	1,249,834
Maximum exposure to loss from interests in unconsolidated structured entities	1,126,551	1,251,497
Structured finance [member]
Interests in unconsolidated structured entities recognized in:
Investment securities	51,018	69,705
Loans and advances	5,202,253	5,092,321
Assets held for sale	81,494
Total	5,334,765	5,162,026
Maximum exposure to loss from interests in unconsolidated structured entities	6,296,368	6,232,900
Others [Member]
Interests in unconsolidated structured entities recognized in:
Investment securities	479	551
Loans and advances	400,549	501,180
Total	401,028	501,731
Maximum exposure to loss from interests in unconsolidated structured entities	538,660	702,236
Unconsolidated structured entities [Member]
Interests in unconsolidated structured entities recognized in:
Trading assets	78,796	87,639
Investment securities	1,171,581	1,239,167
Loans and advances	7,524,527	7,513,204
Assets held for sale	114,249
Total	8,889,153	8,840,010
Maximum exposure to loss from interests in unconsolidated structured entities	¥ 10,886,716	¥ 10,682,061